FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value
	June 30, 2016 (Unaudited)
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$104	$104	$-	$-
Foreign currency derivative contracts	41	-	41	-

Total financial assets	$145	$104	$41	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in marketable securities	$426	$426	$-	$-

Total financial assets	$426	$426	$-	$-

	December 31, 2015
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	$(19)	$-	$(19)	$-

Total financial liabilities	$(19)	$-	$(19)	$-